PRINCIPAL ACCOUNTING POLICIES (Details 5) (CNY) In Millions, unless otherwise specified			0 Months Ended
	Oct. 31, 2013 Zhong'an Online	Dec. 31, 2013 Keystone	Nov. 30, 2013 Yishang Network	May 31, 2012 Starway Hong Kong	Nov. 30, 2013 Starway Hong Kong Hanting	May 31, 2012 Starway Hong Kong Hanting
Investment transaction disclosures
Percentage of equity interest purchased aggregate	5.00%	4.00%	35.00%
Equity sold (as a percent)					49.00%	51.00%
Company's non-controlling interest (as a percent)				49.00%
Amount of consideration paid			13.0